Business acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Business acquisition
Summary of disposal activities

Amount
Total consideration	17,264
Recognition of:
Long-term investment - fair value of retained non-controlling interests	9,655
Derecognition of:
Net liabilities (including cash disposed of RMB23,519)	29,482
Intangible assets	(16,027)
Deferred tax liability	3,899
Noncontrolling interests	24,061
Waiver of the contingent consideration yet to be paid	1,861
Goodwill attributable to the disposed entities	(5,244)
Total disposal gain	64,951